ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2014	2013
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$7,708	$3,414
Amount due from an affiliated company	1,091	—
Amounts due from subsidiaries	238,090	74,930
Prepaid expenses and other current assets	7,565	3,717

Total current assets	254,454	82,061

INVESTMENTS IN SUBSIDIARIES	5,915,023	5,492,941

TOTAL ASSETS	$6,169,477	$5,575,002

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accrued expenses and other current liabilities	$2,920	$2,336
Income tax payable	239	128
Amounts due to affiliated companies	24	1,783
Amounts due to subsidiaries	183,872	181,819
Amount due to a shareholder	—	67

Total current liabilities	187,055	186,133

ADVANCE FROM A SUBSIDIARY	1,696,090	1,142,199
OTHER LONG-TERM LIABILITIES	191	—

SHAREHOLDERS’ EQUITY

Ordinary shares at US$0.01 par value per share (Authorized—7,300,000,000 shares as of December 31, 2014 and 2013 and issued—1,633,701,920 and 1,666,633,448 shares as of December 31, 2014 and 2013, respectively)	16,337	16,667
Treasury shares, at cost (17,684,386 and 16,222,246 shares as of December 31, 2014 and 2013, respectively)	(33,167)	(5,960)
Additional paid-in capital	3,092,943	3,479,399
Accumulated other comprehensive losses	(17,149)	(15,592)
Retained earnings	1,227,177	772,156

Total shareholders’ equity	4,286,141	4,246,670

TOTAL LIABILITIES AND EQUITY	$6,169,477	$5,575,002

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2014	2013	2012

REVENUE	$—	$—	$—

OPERATING EXPENSES
General and administrative	(33,887)	(33,345)	(26,164)

Total operating expenses	(33,887)	(33,345)	(26,164)

OPERATING LOSS	(33,887)	(33,345)	(26,164)

NON-OPERATING INCOME (EXPENSES)
Interest income	3	(403)	5,544
Interest expenses, net of capitalized interest	—	(4,274)	(16,634)
Amortization of deferred financing cost	—	(748)	(3,732)
Foreign exchange gain (loss), net	569	(1,231)	118
Other income, net	22,325	20,366	17,103
Loss on extinguishment of debt	—	(679)	—
Share of results of subsidiaries	620,023	658,016	441,112

Total non-operating income, net	642,920	671,047	443,511

INCOME BEFORE INCOME TAX	609,033	637,702	417,347

INCOME TAX EXPENSE	(753)	(239)	(144)

NET INCOME	$608,280	$637,463	$417,203

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Year Ended December 31,
	2014	2013	2012
Net income	$608,280	$637,463	$417,203
Other comprehensive (loss) income:
Foreign currency translation adjustment	(1,538)	(14,535)	16
Change in fair value of interest rate swap agreements	(19)	—	—
Change in fair value of forward exchange rate contracts	—	—	99
Reclassification to earnings upon settlement of forward exchange rate contracts	—	—	(138)

Other comprehensive loss	(1,557)	(14,535)	(23)

Total comprehensive income attributable to Parent Company	$606,723	$622,928	$417,180

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Ordinary Shares		Treasury Shares		Additional Paid-in Capital	Accumulated Other Comprehensive Losses	(Accumulated Losses) Retained Earnings	Total Shareholders’ Equity
	Shares	Amount	Shares	Amount
BALANCE AT JANUARY 1, 2012	1,653,101,002	$16,531	(10,552,328)	$(106)	$3,223,274	$(1,034)	$(282,510)	$2,956,155
Net income for the year	—	—	—	—	—	—	417,203	417,203
Foreign currency translation adjustment	—	—	—	—	—	16	—	16
Change in fair value of forward exchange rate contracts	—	—	—	—	—	99	—	99
Reclassification to earnings upon settlement of forward exchange rate contracts	—	—	—	—	—	(138)	—	(138)
Share-based compensation	—	—	—	—	8,973	—	—	8,973
Shares issued for future vesting of restricted shares and exercise of share options	4,958,293	50	(4,958,293)	(50)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	1,276,634	13	(13)	—	—	—
Cancellation of vested restricted shares	—	—	(6)	—	—	—	—	—
Exercise of share options	—	—	2,966,955	30	3,601	—	—	3,631

BALANCE AT DECEMBER 31, 2012	1,658,059,295	16,581	(11,267,038)	(113)	3,235,835	(1,057)	134,693	3,385,939
Net income for the year	—	—	—	—	—	—	637,463	637,463
Foreign currency translation adjustment	—	—	—	—	—	(14,535)	—	(14,535)
Share-based compensation	—	—	—	—	14,119	—	—	14,119
Shares purchased under trust arrangement for future vesting of restricted shares	—	—	(1,121,838)	(8,770)	—	—	—	(8,770)
Transfer of shares purchased under trust arrangement for restricted shares vested	—	—	378,579	2,965	(2,965)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	8,574,153	86	(8,574,153)	(86)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	1,297,902	13	(13)	—	—	—
Exercise of share options	—	—	3,064,302	31	4,888	—	—	4,919
Change in shareholding of the Philippine subsidiaries	—	—	—	—	227,535	—	—	227,535

BALANCE AT DECEMBER 31, 2013	1,666,633,448	16,667	(16,222,246)	(5,960)	3,479,399	(15,592)	772,156	4,246,670
Net income for the year	—	—	—	—	—	—	608,280	608,280
Foreign currency translation adjustment	—	—	—	—	—	(1,538)	—	(1,538)
Change in fair value of interest rate swap agreements	—	—	—	—	—	(19)	—	(19)
Share-based compensation	—	—	—	—	18,233	—	—	18,233
Shares purchased under trust arrangement for future vesting of restricted shares	—	—	(208,278)	(1,721)	—	—	—	(1,721)
Transfer of shares purchased under trust arrangement for restricted shares vested	—	—	467,121	3,648	(3,648)	—	—	—
Shares repurchased for retirement	—	—	(36,649,344)	(300,495)	—	—	—	(300,495)
Retirement of shares	(32,931,528)	(330)	32,931,528	271,341	(271,011)	—	—	—
Issuance of shares for restricted shares vested	—	—	1,068,534	11	(11)	—	—	—
Exercise of share options	—	—	928,299	9	2,147	—	—	2,156
Change in shareholding of the Philippine subsidiaries	—	—	—	—	57,293	—	—	57,293
Dividends declared	—	—	—	—	(189,459)	—	(153,259)	(342,718)

BALANCE AT DECEMBER 31, 2014	1,633,701,920	$16,337	(17,684,386)	$(33,167)	$3,092,943	$(17,149)	$1,227,177	$4,286,141

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2014	2013	2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$608,280	$637,463	$417,203
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	12,576	11,249	8,973
Amortization of deferred financing cost	—	748	3,732
Loss on extinguishment of debt	—	679	—
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	—	—	(138)
Dividend received from subsidiary	420,000	—	—
Share of results of subsidiaries	(620,023)	(658,016)	(441,112)
Changes in operating assets and liabilities:
Amount due from an affiliated company	(1,091)	1,113	438
Prepaid expenses and other current assets	(2,429)	(367)	3,649
Long-term prepayments	—	—	135
Accrued expenses and other current liabilities	584	(4,129)	(1,852)
Income tax payable	111	394	(333)
Amount due to a shareholder	(67)	67	—
Amounts due to affiliated companies	(1,759)	1,724	7
Amounts due to subsidiaries	2,053	1,189	(238)
Other long-term liabilities	191	—	—

Net cash provided by (used in) operating activities	418,426	(7,886)	(9,536)

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(155,883)	(497,325)	(277,945)
Amounts due from subsidiaries	(167,606)	1,800	(26,975)
Repayment of advance to a subsidiary	400	1,337	10,512
Change in restricted cash	—	368,177	—

Net cash used in investing activities	(323,089)	(126,011)	(294,408)

CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(342,718)	—	—
Repurchase of shares for retirement	(300,495)	—	—
Purchase of shares under trust arrangement for future vesting of restricted shares	(1,721)	(8,770)	—
Principal payments on long-term debt	—	(721,455)	—
Proceeds from exercise of share options	—	4,017	3,599
Advance from a subsidiary	553,891	860,632	225,427

Net cash (used in) provided by financing activities	(91,043)	134,424	229,026

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,294	527	(74,918)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,414	2,887	77,805

CASH AND CASH EQUIVALENTS AT END OF YEAR	$7,708	$3,414	$2,887

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENT SCHEDULE 1

(In thousands of U.S. dollars, except share and per share data)

1.	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2014 and 2013, approximately $3,786,000 and $3,473,000, respectively of the restricted net assets were not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2014, 2013 and 2012. The Company received cash dividend of $420,000, nil and nil from its subsidiary during the years ended December 31, 2014, 2013 and 2012, respectively.

2.	Basis of Presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.